Cash and deposits with financial institutions	6 Months Ended
Apr. 30, 2024
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Cash and deposits with financial institutions
6.	Cash and deposits with financial institutions

	As at
($ millions)	April 30 2024		January 31 2024		October 31 2023
Cash and non-interest-bearing deposits with financial institutions	$9,769		$9,211		$10,173
Interest-bearing deposits with financial institutions	48,862		58,038		80,139
Total	$58,631	(1)	$67,249	(1)	$90,312	(1)
(1)	Net of allowances of $3 (January 31, 2024 – $6; October 31, 2023 – $7).
The Bank is required to maintain balances with central banks, other regulatory authorities and certain counterparties and these amounted to $5,817 million (January 31, 2024 – $5,719 million; October 31, 2023 – $5,758 million) and are included above.